Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation
Use of estimates and assumptions

(c) Use of estimates and assumptions

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates include, but not limited to the allowance of credit loss for accounts receivables, contract assets, and prepaid expenses and other current asset, the impairment of long-lived assets and the valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currencies and foreign currency translation

(d) Foreign currencies and foreign currency translation

The functional and reporting currency of the Group is Renminbi (“RMB”). The Company’s operating subsidiaries in China and Hong Kong use their respective currencies RMB and Hong Kong Dollar (“HKD”) as their functional currencies.

The financial statements of Hong Kong entities are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the years for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency other than RMB is translated at the historical rate of exchange at the time of capital contribution.

Translation adjustments arising from these are reported as foreign currency translation adjustments RMB1,360,107, RMB729,497 and RMB3,851,418 (US$547,948) for the years ended December 31, 2023, 2024 and 2025, respectively and are shown as a separate component of shareholders’ equity on the consolidated financial statement. The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing the index rates stipulated by the Bank of China:

USD against RMB	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	USD1=RMB7.0827	USD1=RMB7.1884	USD1=RMB7.0288
Average rate	USD1=RMB7.0456	USD1=RMB7.1162	USD1=RMB7.1389
HKD against RMB	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	HKD1=RMB0.9056	HKD1=RMB0.9249	HKD1=RMB0.9032
Average rate	HKD1=RMB0.8999	HKD1=RMB0.9120	HKD1=RMB0.9160

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange gains/(losses) on the consolidated statements of income and comprehensive income. The Group recognized foreign currency exchange losses of RMB1,401,573 and RMB2,914,296 for the years ended December 31, 2023 and 2024, respectively, and a foreign currency exchange gain of RMB152,516 (US$21,699) for the year ended December 31, 2025, primarily attributable to fluctuations in foreign exchange rates.

Convenience translation

(e) Convenience translation

The United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00=RMB7.0288 on December 31, 2025, representing the middle rate as set forth in the statistical release of the Bank of China as of December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Segment information

(f) Segment information

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC (“Accounting Standard Codification”) 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requiring public business entities to provide disclosures of significant expenses and other segment items. The guidance also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. ASU 2023-07 is effective for companies for annual periods from January 1, 2024, and for interim periods from January 1, 2025, with early adoption permitted. The Group adopted this standard in 2024 for annual period disclosures, and such adoption did not have a material impact on its our financial statements.

In 2024, the Group acquired interests in three companies in the United States. Because of the acquisition, the Group operated and reviewed its performance in two segments starting from 2024: (i) PRC and Hong Kong, and (ii) U.S.A. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s revenues, costs, gross profit.

Cash and Restricted Cash

(g) Cash and Restricted Cash

Cash consists of cash in bank. The Group maintains cash with various financial institutions primarily in China. As of December 31, 2024 and 2025, balances of cash were RMB36,996,422 and RMB38,554,840 (US$5,485,266), respectively. The Group has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

In 2023, restricted cash represents Demand Bank Guarantee for an international express company. Under the Demand Bank Guarantee, the Group need to deposit RMB500,000 into the bank account in the Bank of China and the cash deposited is restricted for use to make the payments to the international express company under the two-year Air Freight Agency Agreement between the Group and the express company. The term of the Demand Bank Guarantee is from March 2022 to January 2024. In January 2024, RMB501,952 was released, which consisted of principal of RMB500,000 and accumulated interests of RMB1,952.

As of December 31, 2024, the restricted cash balance was RMB103,489, representing the frozen funds due to a lawsuit. The restriction was removed in January 2025. There was no restricted cash as of December 31, 2025.

Accounts receivable, net

(h) Accounts receivable, net

Accounts receivable, net, include amounts billed and currently due from customers. The amounts due are stated at their net estimated realizable value. The credit terms are generally between 30 to 60 days.

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, and are due on demand. The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. An allowance for credit losses is recorded in the period when a loss is probable based on an assessment of specific evidence indicating collection is unlikely, historical bad debt rates, accounts aging, financial conditions of the customer and industry trends. Starting from January 1, 2023, the Group adopted ASU No.2016-13 “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”). Management also periodically evaluates individual customer’s financial condition, credit history, and the current economic conditions to make adjustments in the allowance when it is considered necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of December 31, 2024 and 2025, the Group record allowance for credit loss of RMB19,102,954 and RMB22,371,073 (US$3,182,773) against accounts receivable, respectively.

Property and equipment, net

(i)  Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives with an estimated residual value of the assets as follows:

Category	Estimated useful lives
Land	Infinite
Buildings	25 years
Motor vehicles	4 - 5 years
Electronic equipment	1 - 5 years
Machinery	5 - 10 years
Other equipment	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income and other comprehensive income in other income or expenses. See Note 6 - Property and Equipment, net in the Notes to Consolidated Financial Statements for additional information related to the impairment charge for the years ended December 31, 2023, 2024 and 2025.

Intangible assets, net

(j) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. The intangible assets of the Group mainly represent the software for operating activities. Intangible assets are amortized using the straight-line basis over the estimated useful live of the asset as follows:

Category	Estimated useful lives
Software	5 - 10 years

Long-term investments

(k) Long-term investments

Equity Method Investments

The Group accounts for its investments in common stock or in-substance common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall unless the Group elects to account for the investment using the fair value option in accordance with ASC 825-10, Financial Instruments: Fair Value Option (“ASC 825”). The Group applies the equity method of accounting that is consistent with ASC 323-10 in limited partnership in which the Group holds a five percent or greater interest. Where the equity method is used, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates all investments for impairment under ASC 323-10. An impairment loss on the investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Equity Investment without Readily Determinable Fair Values

For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Impairment of long-lived assets

(l) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

During the years ended December 31, 2023, 2024 and 2025, there was a triggering event of negative cash flows and operating losses at the freight forwarding and warehousing assets group level that indicated the carrying amounts of the Group’s long-lived assets may not be recoverable. In accordance with ASC 360, regarding the long-lived assets, management of the Group performed an undiscounted cash flow analysis and concluded that the carrying value of the asset group was recoverable for the years ended December 31, 2023, 2024 and 2025. As of December 31, 2024 and 2025, the Group’s property and equipment and ROU assets mainly included land and warehouse building, machinery, equipment, vehicles, and operating office and warehouse leases. For the year ended 2024, no impairment were recognized based on the management’s assessment. For the years ended 2023 and 2025, the Group recognized an impairment charge of RMB2.4 million and RMB2.0 million (US$0.3 million), respectively, against the property and equipment, RMB3.2 million and nil, respectively, against the right-of-use (ROU) assets for the amount by which the carrying value of the asset group’s long-lived assets exceeded their estimated fair value.

Related parties

(m) Related parties

A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Group discloses all significant related party transactions.

Fair value measurement

(n) Fair value measurement

The Group applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820’’). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future cash flow amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consisted of cash, restricted cash, accounts receivable, amounts due from related parties, loan receivable, other receivables, long term investments, short-term borrowings, accounts payable, amounts due to related parties, loan payable, other payables, and long-term borrowings. As of December 31, 2024 and 2025, the carrying amounts of financial instruments approximated to their fair values due to the short-term maturity of these instruments.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

The Group measures long-term investments at fair value on a nonrecurring basis only if an impairment or observable price adjustment is recognized in the current period.  For an equity investment accounted for using the measurement alternative, the fair value was determined using directly or indirectly observable inputs in the market place (Level 2 inputs). Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long-term investment was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

Revenue recognition

(o) Revenue recognition

Substantially all of the Group’s revenues are from contracts associated with freight forwarding services domestically and internationally. Additionally, the Group provides supply chain management to customers, by exploiting its advantages in global supply chain services.

The following table identifies the disaggregation of the Group’s revenue for the years ended December 31, 2023, 2024 and 2025, respectively:

	FY 2023		FY 2024		FY 2025
Revenue Categories	(RMB)%		(RMB)%		(RMB)	(US$)%
Type A: Freight forwarding services	342,582,431	68.8%	323,111,187	57.2%	329,564,346	46,887,711	54.9%
- Integrated cross-border logistics	219,651,690	44.1%	202,938,808	35.9%	229,926,612	32,712,072	38.3%
- Fragmented logistics	91,825,049	18.4%	101,450,687	18.0%	72,603,910	10,329,489	12.1%
- Chartered airline freight services	28,210,531	5.7%	13,524,979	2.4%	8,382,632	1,192,612	1.4%
- Warehouse services	2,895,161	0.6%	5,196,713	0.9%	18,651,192	2,653,538	3.1%
Type B: Supply chain management	152,630,138	30.7%	238,082,118	42.1%	264,261,031	37,596,892	44.0%
- International trading in relation to supply chain management	152,544,744	30.7%	238,081,468	42.1%	264,261,031	37,596,892	44.0%
- Agent services	85,394	-%	650	-%	-	-	-%
Type C: Other services	2,655,631	0.5%	4,080,172	0.7%	6,950,115	988,805	1.1%
- Customs brokerage	2,544,116	0.5%	4,080,172	0.7%	4,645,107	660,868	0.8%
- Software development	111,515	-%	-	-%	-	-	-%
- Integrated station and customs services	-	-%	-	-%	2,305,008	327,937	0.3%
Total	497,868,200	100.0%	565,273,477	100.0%	600,775,492	85,473,408	100.0%

The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2023, 2024 and 2025, respectively.

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
	RMB	RMB	RMB	US$
Point in time	158,069,415	242,162,290	268,906,138	38,257,759
Over time	339,798,785	323,111,187	331,869,354	47,215,649
Total revenue	497,868,200	565,273,477	600,775,492	85,473,408

Type A: Freight forwarding services

The Group primarily engages in freight forwarding services, including integrated cross-border logistics, fragmented logistics, and chartered airline freight services. Integrated cross-border logistics and fragmented logistics are indifferent in the revenue recognition analysis, but with different quotation process. Under these two types of freight forwarding services, the Group fulfils its performance obligation by transporting freights from the origin to the destination, both are specified by customers, via air freight, ocean freight, and land freight. The Group considers that there is only one performance obligation as the customer cannot benefit from facilitating services on its own but be bundled with the freight services since the customer’s purpose for entering into this contract is to transport goods from the origin to the destination. The transaction price is fixed when the contract was signed by both parties. These two types of revenue are recognized over time based on the extent of progress towards completion of the performance obligation. The Group adopts the output method, which is based on the transit time period, to measure progress. For chartered airline freight services, the Group provides a fixed volume or weight of space capacity on fixed-route air planes for customer transportation during the duration of the contract. The Group fulfills its performance obligation by transporting freights from the origin to the destination. The transaction price is fixed when the contract was signed by both parties, and there will be no variable consideration during transportation. This type of revenue is recognized in straight-line basis over the transit period. Generally, the airplane completes flight transportation service within one day or several hours. For warehousing services, the Group provides warehousing services to customers through storage of merchandise in the Group’s warehouse. The services are recognized over time, as the Group performs contractual obligations through continuous transfer of control to the customers, and they could simultaneously receive and consume the benefits of the Group’s performance as it occurs.

The Group considers itself the principal for transactions that it is in control of establishing the transaction price, and it is responsible for managing all aspects of the process and taking the risk of loss during the process. Therefore, such revenues are reported on a gross basis.

The payment term is within 60 days after completion of freight forwarding services. There is no other obligation in the contracts, such as return, refund or warranties.

Type B: Supply chain management

The Group also engages in supply chain management, which includes international trading and agent services. The Group provides international trading, which sells electronic products through both export and import, by exploiting its advantages in global supply chain services and networks. The Group fulfils its performance obligation by providing the specified goods/products to the customers. In accordance with the Company’s customary business practices, once the products are delivered to the designated spot by its customers, the control of products has transferred, which indicates that the customer has the ability to direct the use of and obtain substantially all of the remaining benefits from the asset. The transaction price is fixed when the contract was signed by both parties. This type of revenue is recognized based on the product value specified in the contract at a point in time when the control of products has transferred. The Group considers itself the principal because it is in control of establishing the transaction price and bearing inventory risk. Therefore, such revenues are reported on a gross basis.

In addition to international trading, the Group also provides agent services relates to export/import procedures, for example, application for duty-refund, customs brokerage services and so on. The Group fulfills its performance obligation by arranging export/import business for the customer, including but not limited to signing contracts with end customers on behalf of the customer and preparing customs brokerage and duty refund. This type of revenue is recognized at a point in time upon the completion of the agent services. The Group considers itself the agent because the Group is not primarily responsible for fulfilling the promise to provide the specified goods, neither bears the inventory risks. Therefore, such revenues are reported on a net basis.

The payment term is within 60 days after completion of international trading and agent services. There is no other obligation in the contracts, such as return, refund or warranties.

Type C: Other value-added services

The Group also provides customs brokerage services, logistics-related software development services, and integrated station and customs services.

Customs brokerage services under Type C represents independent revenue stream, different from being one of the facilitating services of the freight forwarding business under Type A, or the facilitating services of the agent services under Type B under which those services are bundled as one performance obligation. The Group fulfils its performance obligation by providing customs brokerage services only. The transaction price is fixed when the contract was signed by both parties. There is no other obligation in the contracts, such as return, refund or warranties. This type of revenue is recognized at a point in time upon completion of services, usually within one day.

The Group also generates revenues from logistics-related software development services. The Group identifies two performance obligations within the contract: the software development services and the maintenance services. The transaction price is allocated based on the stand-alone selling price for each type of service. The Group recognizes software development services revenue over time in proportionate to the relative labor hours over the total budgeted hours of the project. The Group also promises to provide one-year maintenance service after the above mentioned software has been launched. There is no other obligation in the contracts, such as return, refund or warranties. The Group recognizes maintenance services revenue over the service period of one year.

The Group also provides integrated station and customs services to customers, including access to the logistics hub, customs inspection, and cargo handling. Customers are charged a fixed monthly fee for these services. Revenue from these services is recognized over time on a straight-line basis over the service period, as the Company satisfies its performance obligation to provide access to and use of the logistics hub along with the bundled services.

The payment term is normally 30 to 90 days after completion of customs brokerage services. There is no other obligation in the contracts, such as return, refund or warranties.

Contract assets and liabilities

In-transit freight with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on consolidated balance sheets as “Contract assets, net”. Contract assets are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.

Contract liabilities represent the obligation to transfer goods or services to a customer for which the entity has received consideration from the customer. Contract liabilities of the Group mainly consist of advance product payments from customers of international trading. The Group expects to recognize this balance as revenue over the next 12 months.

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	2023	2024	2025
	RMB	RMB	RMB	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	1,989,310	4,259,197	3,075,355	437,536

Contract assets, net were RMB2,023,221, RMB3,441,959 and RMB2,700,871 (US$384,258) as of December 31, 2023, 2024 and 2025, respectively. Allowance for credit losses related to contract assets were RMB39,847, RMB203,360 and RMB251,089 (US$35,723) as of December 31, 2023, 2024 and 2025, respectively. Contract liabilities related to advance payments from customers were RMB4,777,398, RMB4,080,621 and RMB24,067,058 (US$3,424,064) as of December 31, 2023, 2024 and 2025, respectively.

The Company applies the practical expedient in Topic 606 that permits the Company to not disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts have an expected length of one year or less.

Contract costs

Contract costs consist of incremental costs of obtaining a contract with customers, for example, sales commissions. The Group elects to use the practical expedient, allowing to recognize the incremental costs of obtaining a contract as a cost or an expense when incurred if the amortization period, usually the contractual period, would have been one year or less.

Cost of revenues

(p) Cost of revenues

Cost of revenues consist primarily of (i) cost of freight charges, (ii) cost of purchase for international trading, (iii) labor costs, (iv) cost of customs brokerage, (v) cost of packaging, (vi) cost of indemnity paid to carriers and (vii) cost of warehouse lease. Cost of freight charges consists of (i) airfreight/ocean freight/land freight charges, (ii) delivery fees, and (iii) other service fees.

Selling expenses

(q) Selling expenses

Selling expenses mainly consist of (i) employee payroll and commission, (ii) advertising and marketing expenses, and (iii) rental and depreciation related to selling and marketing functions.

Advertising expenses

(r) Advertising expenses

Advertising expenses amounted to RMB1,316,881, RMB1,111,500 and RMB1,257,676 (US$178,932) for the years ended December 31, 2023, 2024 and 2025, respectively. Advertising costs are expensed as incurred and included in selling and marketing expenses.

General and administrative expenses

(s) General and administrative expenses

General and administrative expenses mainly consist of (i) employee payroll, rental and depreciation related to general and administrative personnel, (ii) professional service fees, (iii) share-based compensation, and (iv) other corporate expenses.

Research and development expenses

(t) Research and development expenses

Research and development expenses mainly consist of (i) employee payroll, (ii) lease expenses, and (iii) depreciation expense for experimental facilities and other daily expenses related to the Group’s research and development activities.

Financial expenses, net

(u) Financial expenses, net

Financial expenses, net mainly consist of (i) interest expenses, (ii) foreign exchange gain or loss, and (iii) bank charges. The Group incurred interest expenses, net of RMB995,162, RMB2,609,622 and RMB220,339 (US$31,348) for the years ended December 31, 2023, 2024 and 2025, respectively. The Group recognized foreign currency exchange losses of RMB1,401,573 and RMB2,914,296 for the years ended December 31, 2023 and 2024, respectively, and a foreign currency exchange gain of RMB152,516 (US$21,699) for the year ended December 31, 2025.

Deferred offering costs and share issuance costs

(v) Deferred offering costs and share issuance costs

Deferred offering costs and share issuance costs consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the initial public offering. These costs, together with the underwriting discounts and commissions, will be charged to permanent equity upon completion of the offerings. Should the offerings prove to be unsuccessful, these costs, as well as additional expenses to be incurred, will be charged to expenses. Deferred offering costs of RMB15,938,208 were transferred into additional paid in capital after the Group completed its IPO in 2023 and share issuance costs of RMB1,698,382 were transferred into additional paid in capital after the Group completed its financing in 2024, respectively. Deferred offering costs of RMB2,796,401 (US$397,849) were transferred into additional paid in capital after the Group completed its financing in 2025.

Non-controlling interests

(w) Non-controlling interests

A non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income and comprehensive income includes the net income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests on the Group’s consolidated balance sheets.

Employee benefits

(x) Employee benefits

According to the regulations of the PRC, full-time eligible employees of the Group in the PRC are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated employee benefit plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as costs and expenses in the accompanying consolidated statements of income and comprehensive income amounted to RMB2,575,438, RMB3,525,169 and RMB2,944,348 (US$418,898) for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the outstanding social insurance plan contributions payable were RMB1,843 and RMB15,001 (US$2,134), respectively.

Leases

(y) Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The Group as lessee

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Leases with an initial term of 12 months or less are short-term lease and not recognized as operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the average borrowing rate of the Group’s outstanding loans.

The lease assets for operating leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Operating lease expense is recognized on a straight-line basis over the lease term by adding interest expense determined using the effective interest method to the amortization of the operating lease right-of-use assets. Interest expense is determined using the effective interest method. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Lease expenses for lease payments are recognized on a straight-line basis over the lease term. For operating leases with a term of one year or less, the Group has elected not to recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term.

The Group reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

During the years ended December 31, 2024 and 2025, there was a triggering event of negative cash flow and operating losses at the freight forwarding and warehousing asset group level that indicated the carrying amounts of the long-lived assets may not be recoverable. In accordance with ASC 360, with regard to the Group’s long-lived assets, the Group performed an undiscounted cash flow analysis and concluded that the carrying value of the asset group was recoverable. Therefore, no impairment charges were recorded as of December 31, 2024 and 2025. For the year ended December 31, 2023, the Group recognized an impairment charge within operating expenses of RMB3.2 million against ROU by the amount by which the carrying value of the asset group’s long-lived assets exceeded their estimated fair value. Key assumptions utilized in the determination of fair value include discount rate, expected future cash flows and working capital requirements. While the Group believes the expectations and assumptions about the future are reasonable, they are inherently uncertain.

The Group as lessor

Leases, including subleases, for which the Group is a lessor are classified as finance or operating leases. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the lease is classified as a finance lease. All other leases are classified as operating leases. When the lease is classified as an operating lease, rental income arising is accounted for on a straight-line basis in the Group income statement. When the lease is classified as a finance lease, the Group’s interest in the lease is derecognized and is replaced by a finance lease receivable. Any difference between those amounts is recognized in the Group income statement.

The Group acts as an intermediate lessor in certain sublease arrangements. The Group entered into sublease agreements to lease its warehouses to several third parties for short-term periods of less than 12 months. These subleases are classified as operating leases, and the related rental income is recognized on a straight-line basis over the respective lease terms.

Income taxes

(z) Income taxes

The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“Temporary differences”).

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those Temporary differences are expected to be recovered or settled. Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group believes there were no uncertain tax positions for the years ended December 31, 2023, 2024 and 2025, respectively.

Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2023, 2024 and 2025, respectively.

Value added tax (“VAT”)

(aa) Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenues generated from providing services. Revenue from providing services and sales of products is generally subject to VAT at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected tax payable. The Group reports revenue net of PRC’s VAT for all the periods presented in the Consolidated Statements of Operations and Comprehensive Income / (Loss).

The PRC VAT rate is 0%, 1%, 6% and 9% for taxpayers providing logistics services and 13% for product sales for the years ended December 31, 2023, 2024 and 2025.  The Notice of Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on the Adjustment to VAT Rates, promulgated on April 4, 2018 and effective as of May 1, 2018, adjusted the applicative rate of VAT. The deduction rates of 17% and 11% applicable to the taxpayers who have VAT taxable sales activities or imported goods are adjusted to 16% and 10%, respectively. For the export goods to which a tax rate of 17% was originally applicable and the export rebate rate was 17%, the export rebate rate is adjusted to 16%. For the export goods and cross-border taxable activities to which a tax rate of 11% was originally applicable and the export rebate rate was 11%, the export rebate rate is adjusted to 10%.

Pursuant to the Announcement on Relevant Policies for Deepening Value-Added Tax Reform, which was promulgated by MOF, SAT and the General Administration of Customs on March 20, 2019 and became effective on April 1, 2019, where (i) for VAT taxable sales or imports of goods originally subject to value-added tax rates of 16%, such tax rates shall be adjusted to 13%; (ii) for the exported goods originally subject to a tax rate of 16% and an export tax refund rate of 16%, the export tax refund rate shall be adjusted to 13%.

Share-based compensation

(ab) Share-based compensation

Share-based awards granted to eligible employees, officers and directors, including unvested shares, are measured at fair value on grant date and are classified as equity awards in accordance with ASC 718, Compensation-Stock Compensation. Share-based awards are measured at the grant date fair value of the shares granted.

For shares with performance conditions, the Group would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved. The Group elects to recognize the effect of forfeitures in compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

The Group’s share-based awards primarily consist of restricted share awards, the details of which are disclosed in Note 16. The fair value of restricted shares granted is determined based on the fair value of the underlying ordinary shares of JYD on the grant date, which is based on the quoted market price of JYD’s ordinary shares on the Nasdaq Global Market.

Earnings per share

(ac) Loss per share

The Group computes loss per Class A and Class B ordinary share in accordance with ASC 260-10 Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic EPS is measured as net loss divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023, 2024, and 2025, there were no dilutive shares.

Comprehensive loss

(ad) Comprehensive loss

Comprehensive loss is defined as the increase in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss included net loss and foreign currency translation adjustments that are presented in the consolidated statements of comprehensive loss.

Statutory reserves

(ae) Statutory reserves

The Group’s PRC subsidiaries are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Group is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by corresponding PRC subsidiaries in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends. The statutory reserve were RMB434,047 and RMB434,047 (US$61,753) as of December 31, 2024 and 2025, respectively.

Contingencies

(af) Contingencies

From time to time, the Group may become involved in litigation relating to claims arising in the ordinary course of the business. There are no claims or actions pending or threatened against the Group that, if adversely determined, would in the Group’s management’s judgment have a material adverse effect on the Group.

Concentration of risks

(ag) Concentration of risks

Concentration of Credit Risks

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places its cash with financial institutions with high credit ratings and quality. As of December 31, 2024 and 2025, RMB36,996,422 and RMB38,554,840 (US$5,485,266) of the Group’s cash were on deposit at financial institutions in the PRC, respectively.

The Group has a concentration of its account receivables and revenues with specific customers. As of December 31, 2024, one customer accounted for 19.7% of accounts receivable. As of December 31, 2025, no customer accounted for more than 10% of the total accounts receivable balance. For the year ended December 31, 2023, two customers accounted for approximately 12.3% and 12.2% of the total revenue, respectively. For the year ended December 31, 2024, one customer accounted for approximately 12.7% of the total revenue. For the year ended December 31, 2025, one customer accounted for approximately 11.0% of the total revenue.

The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for credit loss based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

The Group also has a concentration of its account payables and purchases with specific suppliers. As of December 31, 2024, one supplier accounted for 36.1% of the total accounts payable balance. As of December 31, 2025, one supplier accounted for 18.2% of the total accounts payable balance. For the year ended December 31, 2023, three suppliers accounted for 12.1%,11.7% and 11.0% of the total purchases, respectively. For the year ended December 31, 2024, one supplier accounted for 24.8% of the total purchases. For the year ended December 31, 2025, two suppliers accounted for 30.4% and 10.4% of the total purchases.

Foreign Exchange Risk

The Groups’ operations are primarily in China. The reporting currency is denominated in RMB. The Group is exposed to currency risk primarily through sales and purchases which give rise to receivables, payables and cash balances that are denominated in currencies other than the functional currency of the operations to which the transactions relate. Thus, revenues and results of operations may be impacted by exchange rate fluctuations between RMB and U.S. dollars.

Interest Rate Risk

The Group’s interest-rate risk arises from bank borrowings. As of December 31, 2024 and 2025, the borrowing interest rates were at the range of 2.9% to 6.5%. Interest rate risk is the risk that the fair value of future cash flows of the Group’s financial instruments will fluctuate because of the change in market interest rates. The Group’s exposure to interest rates risk arises mainly from its interest-bearing financial liabilities. The Group periodically reviews its liabilities and monitors interest rate fluctuations to ensure that the exposure to interest rate risk is within acceptable levels. The interest-bearing financial liabilities are usually at fixed interest rates except for the one-year revolving credit loan borrowed from Bank of Ningbo. The Group does not utilize interest rate derivatives to minimize its interest rate risk.

Asset acquisition

(ah) Asset acquisition

Referring to FASB ASC Topic 805-10-55-5, the Group applied two steps (including step 1, screen test and step 2, evaluation of process and input) in evaluating whether the acquisition is an asset acquisition or a business combination.

The Group measures and recognizes asset acquisitions that are not deemed to be business combinations based on the nature of the assets acquired. Goodwill is not recognized in asset acquisitions, any excess consideration transferred over the fair value of the net assets acquired is allocated on a relative fair value basis to the identifiable net assets.

Business combinations

(ai) Business combinations

Business combinations are recorded using the acquisition method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive loss. Refer to Note 23 Business combinations.

Recent accounting pronouncements

(aj) Recent accounting pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Group adopted ASU 2023-09 effective January 1, 2025. The adoption did not have a material impact on the Group’s consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This update requires that at each interim and annual reporting period public entities disclose (1) the amounts of purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions; (2) certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements; (3) a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and (4) the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. In January 2025, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027 for all public business entities. Early adoption is permitted. The amendments is applied either (1) prospectively to financial statements issued for reporting periods after the effective date or (2) retrospectively to any or all prior periods presented in the financial statements. Early adoption is permitted. The Group is currently evaluating the impact on its financial statements of adopting this guidance.

In January 2025, the Financial Accounting Standards Board (“FASB”) updated 2025-01: Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. Public business entities must adopt the guidance in Update 2024-03 for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The update clarifies that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Group is evaluating the impact the updated guidance will have on its consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers (“ASC 606”) by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for the Company for its for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-05 will have on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.